SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2018	Dec. 31, 2016
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers		$ 10,070,063	$ 9,895,456	$ 9,613,907
Other operating income		360,864	472,758	549,889
Depreciation and amortization		1,469,976	1,372,628	1,377,135
Result of indexation units		14,989	865	(748)
Income (loss) attributable to owners of the parents		190,430	309,811	108,896
Expenses for income tax		(53,697)	73,879	158,998
Net income for the year		195,613	341,786	154,386
Assets of segment		21,087,806	20,078,722	21,673,713
Segment liabilities		17,958,629	16,638,121	17,717,420
Property, plant and equipment		12,919,618	12,501,809	12,930,652		$ 10,065,335	$ 10,498,149
Intangibles other than goodwill		1,448,241	1,441,072	1,617,247			$ 1,610,313
Restated [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers	[1]		9,895,456	9,613,907
Other operating income			472,758	549,889
Interest income			53,253	78,695
Interest expense			(539,137)	(579,233)
Total net interest expense			(485,884)	(500,538)
Depreciation and amortization			(1,372,628)	(1,377,135)
Material non-cash items other than depreciation and amortization			(104,123)	(105,404)
Disposal of fixed assets and inventory losses			(46,351)	(39,238)
Doubtful accounts			(18,837)	(18,416)
Exchange differences			(38,070)	(48,498)
Result of indexation units			(865)	748
Income (loss) attributable to owners of the parents			309,811	108,896	[2]
Expenses for income tax			73,879	(158,998)
Net income for the year			341,786	154,386
Assets of segment			20,078,722	18,797,972
Segment liabilities			16,638,121	14,530,736
Amount of non-current asset additions			1,090,177	412,846
Property, plant and equipment			995,085	325,513
Intangibles other than goodwill			95,092	87,333
Purchase of non-monetary assets of segment			756,913	490,983
Restated [Member] | Passenger [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers			8,708,988	8,494,477
Restated [Member] | Freight [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers			1,186,468	1,119,430
Air Transportation [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers	[1]	10,070,063
Other operating income		360,864
Interest income		26,283
Interest expense		(589,934)
Total net interest expense		(563,651)
Depreciation and amortization		(1,469,976)
Material non-cash items other than depreciation and amortization		(130,011)
Disposal of fixed assets and inventory losses		(60,893)
Doubtful accounts		(21,558)
Exchange differences		(32,571)
Result of indexation units		(14,989)
Income (loss) attributable to owners of the parents		190,430
Expenses for income tax		53,697
Net income for the year		195,613
Assets of segment		21,087,806
Segment liabilities		17,958,629
Amount of non-current asset additions		2,658,541
Property, plant and equipment		2,519,305
Intangibles other than goodwill		139,236
Purchase of non-monetary assets of segment		1,416,794
Air Transportation [Member] | Passenger [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers		9,005,629
Air Transportation [Member] | Freight [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers		$ 1,064,434
Air Transportation [Member] | Restated [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers	[1]		9,895,456	9,613,907
Other operating income			472,758	549,889
Interest income			53,253	78,695
Interest expense			(539,137)	(579,233)
Total net interest expense			(485,884)	(500,538)
Depreciation and amortization			(1,372,628)	(1,377,135)
Material non-cash items other than depreciation and amortization			(104,123)	(105,404)
Disposal of fixed assets and inventory losses			(46,351)	(39,238)
Doubtful accounts			(18,837)	(18,416)
Exchange differences			(38,070)	(48,498)
Result of indexation units			(865)	748
Income (loss) attributable to owners of the parents			309,811	108,896
Expenses for income tax			(73,879)	(158,998)
Net income for the year			341,786	154,386
Assets of segment			20,078,722	21,673,713
Segment liabilities			16,638,121	17,717,420
Amount of non-current asset additions			1,090,177	412,846
Property, plant and equipment			995,085	325,513
Intangibles other than goodwill			95,092	87,333
Purchase of non-monetary assets of segment			756,913	499,872
Air Transportation [Member] | Restated [Member] | Passenger [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers			8,708,988	8,494,477
Air Transportation [Member] | Restated [Member] | Freight [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers			1,186,468	1,119,430
Air Transportation [Member] | Previously Reported [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers	[1]		9,887,090	9,159,031
Income from ordinary activities from transactions with other operating segments				454,876
Other operating income			346,315	308,937
Interest income			27,181	28,184
Interest expense			(539,137)	(579,233)
Total net interest expense			(511,956)	(551,049)
Depreciation and amortization			(1,365,809)	(1,384,344)
Material non-cash items other than depreciation and amortization			(104,038)	(105,259)
Disposal of fixed assets and inventory losses			(46,351)	(39,238)
Doubtful accounts			(18,741)	(18,272)
Exchange differences			(38,081)	(48,497)
Result of indexation units			(865)	748
Income (loss) attributable to owners of the parents			200,209	(49,887)	[2]
Expenses for income tax			121,155	(89,870)
Net income for the year			287,206	(4,397)
Assets of segment			18,943,127	17,430,937
Segment liabilities			16,212,905	14,007,916
Amount of non-current asset additions			1,090,177	412,846
Property, plant and equipment			995,085	325,513
Intangibles other than goodwill			95,092	87,333
Purchase of non-monetary assets of segment			756,913	490,983
Air Transportation [Member] | Previously Reported [Member] | Passenger [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers			8,700,622	8,039,601
Air Transportation [Member] | Previously Reported [Member] | Freight [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers			1,186,468	1,119,430
Segment Adjustment
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers	[1]		60,020	454,876
Income from ordinary activities from transactions with other operating segments				67,554
Other operating income			126,443	240,952
Interest income			26,072	50,511
Total net interest expense			26,072	50,511
Depreciation and amortization			(6,819)	7,209
Material non-cash items other than depreciation and amortization			(85)	(145)
Doubtful accounts			(96)	(144)
Exchange differences			11	(1)
Income (loss) attributable to owners of the parents			109,602	158,783	[2]
Expenses for income tax			(47,276)	(69,128)
Net income for the year			54,580	158,783
Assets of segment			1,145,942	1,373,049
Segment liabilities			449,347	563,849
Segment Adjustment | Passenger [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers			60,020	454,876
Eliminations [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers	[1]		(51,654)
Income from ordinary activities from transactions with other operating segments				(522,430)
Income (loss) attributable to owners of the parents	[2]
Assets of segment			(10,347)	(6,014)
Segment liabilities			(24,131)	$ (41,029)
Eliminations [Member] | Passenger [Member]
SEGMENTAL INFORMATION (Details) - Schedule of financial statements of operating segment [Line Items]
Income from ordinary activities from external customers			$ (51,654)

[1]	The Company does not have any interest income that should be recognized as income from ordinary activities by interest.
[2]	The result of the Company includes a net result of ThUS$ (8,162) resulting from the application of IAS 21 and IAS 29, for the subsidiaries that are in hyperinflationary economies.